Commitments and Contingencies - Commitments (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Future minimum commitments under non-cancellable agreements
2022	¥ 76,448
2023	48,443
2024	1,699
2025	1,310
2026 and thereafter	976
Total	128,876
Property Management Costs
Future minimum commitments under non-cancellable agreements
2022	4,673
2023	1,573
2024	1,345
2025	978
2026 and thereafter	937
Total	9,506
Bandwidth Purchases
Future minimum commitments under non-cancellable agreements
2022	31
Total	31
Cooperation with Phoenix TV Group
Future minimum commitments under non-cancellable agreements
2022	46,275
2023	46,275
Total	92,550
Content Purchases
Future minimum commitments under non-cancellable agreements
2022	8,175
2023	230
2024	200
2025	200
Total	8,805
Property and Equipment, and Intangible Assets
Future minimum commitments under non-cancellable agreements
2022	2,164
Total	2,164
Equity Investments
Future minimum commitments under non-cancellable agreements
2022	9,000
Total	9,000
Others
Future minimum commitments under non-cancellable agreements
2022	6,130
2023	365
2024	154
2025	132
2026 and thereafter	39
Total	¥ 6,820